Other Operating Income, Net	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Operating Income, Net
30. Other Operating Income, Net

	2019	2018	2017
Commercial partnerships (1)	40,816	53,671	52,731
Merchandising (2)	44,396	52,092	53,870
Loyalty program (3)	12,943	25,682	26,419
Ultracargo – fire accident in Santos (4)	(3,733)	(4,951)	(39,080)
Fine for unrealized acquisition (5)	0	(286,160)	—
Extraordinary tax credits (6)	144,949	208,038	49,152
Conduct adjustment commitment – Tequimar (7)	(65,539)	—	—
TCC – Cia. Ultragaz and Bahiana	0	—	(85,819)
Others	5,793	9,161	2,087

Other operating income, net	179,625	57,533	59,360

(1)	Refers to contracts with service providers and suppliers, which establish trade agreements for convenience stores and gas stations.
(2)	Refers to contracts with suppliers of convenience stores, which establish, among other agreements, promotional campaigns.
(3)	Refers to sales of “Km de Vantagens” to partners of the loyalty program. Revenue is recognized at the time that the partners transfer the points to their customers.
(4)	For more information about the fire accident in Ultracargo, see Notes 22.b.2.4 and 23.
(5)	Refers to a contractual fine paid in 2018 by Cia. Ultragaz in favor of Petrobras due to the non-closing of the acquisition of Liquigás Distribuidora S.A (“Liquigás”) transaction rejected by the CADE.
(6)	Refers substantially to Extrafarma and Ipiranga credits (see Note 7.a.2) and Iconic.
(7)	For more information see Note 22.b.2.4.